Income Tax/ Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Deferred Tax
Income Tax / Deferred Tax - Components of (Loss)/ Income (Table)

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Argentina	$(3,671)	$(12,843)	$129
Paraguay	(5,572)	(10,232)	(9,619)
Uruguay	39,160	12,835	50,271
Panama	(34,283)	(47,055)	(27,745)
Marshall Islands	(1,618)	(3,356)	478
Brazil	(100)	(399)	(21)
Total (loss)/profit before income taxes and noncontrolling interest	$(6,084)	$(61,050)	$13,493

Income Tax / Deferred Tax - Tax (Expense) / Benefit (Table)

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Current	(127)	(2,603)	(1,282)
Deferred	2,093	(1,511)	(360)
Total Argentina	$1,966	$(4,114)	$(1,642)
Current	(8)	1	(45)
Deferred	(4)	5	7
Total Brasil	$(12)	$6	$(38)
Current	(76)	(206)	(54)
Deferred	(236)	(373)	(90)
Total Paraguay	$(312)	$(579)	$(144)
Current	—	—	—
Deferred	—	(642)	—
Total Uruguay	—	(642)	—
Total income tax (expense)/ benefit	$1,642	$(5,329)	$(1,824)

Income Tax / Deferred Tax - Loss from Income Taxes (Table)

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Expense/(benefit) before income taxes and noncontrolling interest	$(6,084)	$(61,050)	$13,493
Panama, Marshall Islands, Uruguay Port/Barge (not taxed)	$(3,259)	$40,145	$(23,004)
Net loss subject to income taxes	$(9,343)	$(20,905)	$(9,511)

Income Tax / Deferred Tax - Reconciliation of Taxes (Table)

	December 31, 2022	December 31, 2021	December 31, 2020
Income tax calculated at the tax rates applicable to profits in the respective countries benefit/(expense)	$1,693	$5,012	$930
Tax effect of amounts which are not (deductible)/taxable in calculating taxable income
Allocation of parent company expenses, not deductible for local income tax	$(532)	$(4,231)	$(845)
Foreign exchange losses/gains in $, not (deductible)/taxable for local income tax	$756	$874	$129
Impact of changes in local income tax rate on future years deferred tax, not taxable for local income tax	$—	$(2,112)	$—
Other local GAAP and local tax return adjustments	$(275)	$(4,872)	$(2,038)
Total income tax benefit/(expense)	$1,642	$(5,329)	$(1,824)

Income Tax / Deferred Tax - Deferred Income Taxes (Table)

	December 31, 2022	December 31, 2021
Deferred income tax assets:
Property, plant and equipment, net	$390	$—
Total current deferred income tax assets	$390	$—
Deferred income tax assets:
Future deductible differences	68	82
Property, plant and equipment, net	942	—
Total non-current deferred income tax assets	$1,010	$82
Total deferred income tax assets	$1,400	$82
Deferred income tax liability:
Intangible assets	(3,117)	(3,740)
Property, plant and equipment, net	(4,117)	(4,255)
Tax inflation adjustment in Argentina	(485)	(1,319)
Other	(2,243)	(1,181)
Total deferred income tax liability	$(9,962)	$(10,495)
Net deferred income tax liability	$(8,562)	$(10,413)

Income Tax / Deferred Tax - Deferred Income Tax Assets (Table)

Deferred income tax assets	Future deductible differences	Property, plant and equipment	Total Deferred Income Tax Assets
At January 1, 2020	$785	$—	$785
Variance of nondeductible unpaid intercompany balances	488	—	488
Other	(582)	—	(582)
At December 31, 2020	$691	$—	$691
Variance of nondeductible unpaid intercompany balances	(466)	—	(466)
Nondeductible impact of vessel impairment	(642)	—	(642)
Changes in income tax rate	80	—	80
Other	419	—	419
At December 31, 2021	$82	$—	$82
Future deductible CPI adjusted tax depreciations	—	1,332	1,332
Other	(14)	—	(14)
At December 31, 2022	$68	$1,332	$1,400

Income Tax / Deferred Tax - Deferred Income Tax Liabilities (Table)

Deferred income tax liabilities	Intangible Assets	Property, Plant, and Equipment	Other deferred tax liabilities	Total Deferred Income Tax Liabilities
At January 1, 2020	$(3,745)	$(3,225)	$(1,305)	$(8,275)
Depreciations and Amortizations	446	71	—	517
Tax inflation adjustment in Argentina	—	—	(1,448)	(1,448)
Other	—	—	623	623
At December 31, 2020	$(3,299)	$(3,154)	$(2,130)	$(8,583)
Depreciations and Amortizations	488	82	—	570
Changes in income tax rate	(929)	(1,183)	—	(2,112)
Tax inflation adjustment in Argentina	—	—	477	477
Other	—	—	(847)	(847)
At December 31, 2021	$(3,740)	$(4,255)	$(2,500)	$(10,495)
Depreciations and Amortizations	623	138	—	761
Tax inflation adjustment in Argentina	—	—	834	834
Other	—	—	(1,062)	(1,062)
At December 31, 2022	$(3,117)	$(4,117)	$(2,728)	$(9,962)